Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO Flanagan(1) ($)	Compensation Actually Paid to PEO Flanagan (1)(2) ($)	Summary Compensation Table Total for Former PEO Kessler(3) ($)	Compensation Actually Paid to Former PEO Kessler (3)(2) ($)	Summary Compensation Table Total for Former PEO Rintoul(4) ($)	Compensation Actually Paid to Former PEO Rintoul(4)(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(5) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6) ($)	GrafTech Total Stockholder Return	NYSE Arca Steel Index (TR) Total Stockholder Return	Net (Loss) Income (in 000s) ($)	Adjusted EBITDA(7) (in 000s) ($)
2025	2,042,500	1,837,326	N/A	N/A	N/A	N/A	1,065,091	764,312	$15	$237	(219,835)	(9,088)
2024	3,023,506	2,393,131	N/A	N/A	N/A	N/A	1,494,232	1,393,696	$16	$162	(131,165)	1,632
2023	1,535,021	808,453	3,521,684	674,631	N/A	N/A	1,423,584	727,028	$21	$196	(255,250)	20,484
2022	N/A	N/A	1,407,268	1,153,710	1,406,150	1,405,993	1,538,305	1,097,819	$45	$148	382,962	536,464
2021	N/A	N/A	N/A	N/A	3,445,257	4,377,435	6,471,272	6,656,296	$111	$129	388,330	669,940

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Mr. Flanagan was appointed Interim Chief Executive Officer and President as of November 15, 2023 and became our Chief Executive Officer and President on March 26, 2024. Mr. Flanagan previously served as our Chief Financial Officer, Senior Vice President Finance and Treasurer since November 29, 2021. Our principal executive officer is referred to as the “PEO” in this disclosure. Mr. Flanagan was one of our PEOs during 2023 and was our only PEO during 2024 and 2025.
Mr. Kessler was one of our PEOs during each of 2023 and 2022. Mr. Kessler resigned from the Company as our Chief Executive Officer and President as of November 15, 2023.
(4)Mr. David J. Rintoul was our only PEO during 2021, and one of our PEOs during 2022. Mr. Rintoul resigned from the Company as our Chief Executive Officer and President on June 30, 2022.
(5)The identity of the non-PEO NEOs for each of 2025, 2024, 2023, 2022, and 2021 (each, a “Covered Year”) are as follows:

Year	Non-PEO NEOs

2021	Timothy K. Flanagan, Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2022	Timothy K. Flanagan, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2023	Catherine Hedoux-Delgado, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2024	Rory F. O’Donnell, Catherine Hedoux-Delgado, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning
2025	Rory F. O’Donnell, Jeremy J. Clemens, Jeremy S. Halford, Iñigo Perez Ortiz, Andrew J. Renacci

Adjustment To PEO Compensation, Footnote

2025
Flanagan
SCT Total Compensation	$2,042,500

Less: Stock Award Value Reported in SCT for the Covered Year	$(972,000)
Less: Option Award Value Reported in SCT for the Covered Year	—
Plus: Covered Year-End Fair Value for Stock Awards Granted in the Covered Year	$1,188,540
Change in Fair Value (from Prior Year-End to Covered Year-End) of Covered Year-End Outstanding Unvested Stock Awards Granted Prior to Covered Year	$(292,046)
Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards Granted Prior to Covered Year that Vested in the Covered Year	$(129,668)
Fair Value as of the Vesting Date for Stock Awards Granted and Vested in the Covered Year	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited in the Covered Year	—
Compensation Actually Paid	$1,837,326

Non-PEO NEO Average Total Compensation Amount	$ 1,065,091	$ 1,494,232	$ 1,423,584	$ 1,538,305	$ 6,471,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ 764,312	1,393,696	727,028	1,097,819	6,656,296
Adjustment to Non-PEO NEO Compensation Footnote

2025
Non-PEO NEOs

SCT Total Compensation	$1,065,091

Less: Stock Award Value Reported in SCT for the Covered Year	$(438,022)
Less: Option Award Value Reported in SCT for the Covered Year	-
Plus: Covered Year-End Fair Value for Stock Awards Granted in the Covered Year	$403,301
Change in Fair Value (from Prior Year-End to Covered Year-End) of Covered Year-End Outstanding Unvested Stock Awards Granted Prior to Covered Year	$(53,216)
Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards Granted Prior to Covered Year that Vested in the Covered Year	$(60,233)
Fair Value as of the Vesting Date for Stock Awards Granted and Vested in the Covered Year	-
Less: Prior Year-End Fair Value of Stock Awards Forfeited in the Covered Year	(152,609)
Compensation Actually Paid	$764,312

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure	Nature	Explanation

Adjusted EBITDA	Financial Measure
A non-GAAP financial measure. See “Appendix A” to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net (Loss) Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.

Adjusted Free Cash Flow	Financial Measure
A non-GAAP financial measure. See “Appendix A” to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net Cash (used in) Provided by Operating Activities, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.

Relative Total Shareholder Return	Financial Measure	Our PSUs are based on our relative total shareholder return achievement, with total shareholder return (measured by stock performance price and any dividends reinvested) for us compared against that for a peer group.

Total Shareholder Return Amount	$ 15	16	21	45	111
Peer Group Total Shareholder Return Amount	237	162	196	148	129
Net Income (Loss)	$ (219,835,000)	$ (131,165,000)	$ (255,250,000)	$ 382,962,000	$ 388,330,000
Company Selected Measure Amount	(9,088,000)	1,632,000	20,484,000	536,464,000	669,940,000
Additional 402(v) Disclosure	“Compensation actually paid” to our CEO in 2025 reflects the respective amount set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amount reflected in the table above does not reflect the actual amount of compensation earned by or paid to our CEO during 2025. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the CEO’s and each of our former CEOs’ compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above. Please note that while similar adjustment information was provided in our 2025 proxy statement for Covered Years (as defined below) 2021, 2022, 2023 and 2024 under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our stockholders’ understanding of the information reported in the Pay Versus Performance table above for 2025 or the relationships disclosures provided below. Average “compensation actually paid” for our non-PEO NEOs in 2025 reflects the respective amount set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amount reflected in the table above does not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during 2025. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion & Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above. Please note that while similar adjustment information was provided in our 2025 proxy statement for Covered Years 2021, 2022, 2023, and 2024 under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our stockholders’ understanding of the information reported in the Pay Versus Performance table above for 2025 or the relationships disclosures provided below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	A non-GAAP financial measure. See “Appendix A” to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net (Loss) Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Flanagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,042,500	$ 3,023,506	$ 1,535,021
PEO Actually Paid Compensation Amount	$ 1,837,326	$ 2,393,131	808,453
PEO Name	Mr. Flanagan	Mr. Flanagan
Kessler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,521,684	$ 1,407,268
PEO Actually Paid Compensation Amount			$ 674,631	$ 1,153,710
PEO Name			Mr. Kessler	Mr. Kessler
David J. Rintoul [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,406,150	$ 3,445,257
PEO Actually Paid Compensation Amount				$ 1,405,993	$ 4,377,435
PEO Name					Mr. David J. Rintoul
PEO | Flanagan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,188,540
PEO | Flanagan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,046)
PEO | Flanagan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flanagan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,668)
PEO | Flanagan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Flanagan [Member] | Stock Award Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(972,000)
PEO | Flanagan [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	403,301
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,216)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,233)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,609)
Non-PEO NEO | Stock Award Values Reported In SCT For The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,022)
Non-PEO NEO | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0